Organization and Business Description (Details) $ / shares in Units, $ in Millions			12 Months Ended
	Aug. 25, 2022 CNY (¥) shares	Aug. 25, 2022 USD ($) $ / shares shares	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Organization and Business Description [Line Items]
Total gross proceeds						¥ 146,982,044
Net proceeds	¥ 148,000,000	$ 21.5
Loss from dissolution of subsidiary					¥ (2,125,365)
Material contract			100,000
Sell assets			¥ 100,000
Beijing Sentu [Member]
Organization and Business Description [Line Items]
Profit before tax percentage			100.00%	100.00%
Sentu Guoxin [Member]
Organization and Business Description [Line Items]
Ownership interests					70.00%
Ms. Wang Peixuan [Member]
Organization and Business Description [Line Items]
Ownership interests			54.78%
IPO [Member]
Organization and Business Description [Line Items]
Total gross proceeds	¥ 171,200,000	$ 25.0
IPO [Member] | American Depositary Shares [Member]
Organization and Business Description [Line Items]
Stock issued (in Shares) | shares	5,000,000	5,000,000
Shares offering price (in Dollars per share) | $ / shares		$ 5